Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), the Company’s BVI subsidiaries are not subject to income or capital gains taxes. Additionally, the British Virgin Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Our subsidiaries incorporated in Hong Kong are generally subject to Hong Kong profits tax at a rate of 16.5%. For the years 2018 and onwards, the first HK$2,000 of profits generated by an entity incorporated in Hong Kong is taxed at a rate of 8.25%, while the remaining profits will continue to be taxed at 16.5% tax rate. In December 2022, a refined Foreign Sourced Income Exemption (“FSIE”) regime was published in Hong Kong and took effect from January 1, 2023. Under the new FSIE regime, certain foreign soured income would be deemed as being sourced from Hong Kong and chargeable to Hong Kong Profits Tax, if the recipient entity fails to meet the prescribed exception requirements. Certain dividends, interests, intellectual property income and disposal gains, if any, received by us and our Hong Kong subsidiaries may be subject to the new tax regime.
Mainland PRC
Under the Enterprise Income Tax Law (“EIT Law”) in mainland PRC, domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The Company’s PRC subsidiaries are subject to the statutory income tax rate at 25%, unless a preferential EIT rate is otherwise stipulated.
The enterprise income tax rate will be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTE”). In December 2023, ECARX (Hubei) Tech was certified as an HNTE by the Hubei provincial government for a period from 2023 to 2025 if all the criteria for HNTE status is satisfied in the relevant year.
In December 2024, JICA is certified as an HNTE by the Jiangsu provincial government for a period of 3 years from 2024 to 2026 if all the criteria for HNTE status is satisfied in the relevant year.
The components of loss before income taxes are as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Cayman Islands	(7,657)	(16,918)	(13,699)
British Virgin Islands	2,691	(824)	(779)
Hong Kong	(2,478)	7,304	(7,227)
Sweden	1,911	449	8,494
United Kingdom	(35,166)	(26,200)	(17,251)
Americas	(3,752)	785	176
Germany	(1,895)	(3,516)	409
Singapore	—	—	(8,346)
Malaysia	—	—	(34)
Mainland PRC	(98,078)	(98,621)	(29,438)
Total	(144,424)	(137,541)	(67,695)
Withholding tax on undistributed dividends
Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries are subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.
The Company’s subsidiaries located in the PRC were in accumulated loss status as of December 31, 2023, 2024 and 2025. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2024 and 2025.
The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries may not be used to offset other subsidiaries’ earnings within the Group.
(a)Income taxes benefit (expense)
Income tax benefit (expense) recognized in the consolidated statements of comprehensive loss consisted of the following:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Current income tax benefit (expense)
Mainland PRC	1,060	(1,242)	(168)
Others	(551)	(1,499)	(1,526)
Total current income tax benefit (expense)	509	(2,741)	(1,694)
Deferred income tax benefit
Mainland PRC	—	2,539	464
Others	16	(8)	(14)
Total deferred income tax benefit	16	2,531	450
Income tax benefit (expense)	525	(210)	(1,244)
(b)Tax reconciliation
A reconciliation of the provision for income taxes to the amount computed by applying the 25% statutory PRC corporate income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year ended December 31, 2025
	US$	%
Tax calculated at the statutory tax rate:	(16,924)	25%
Non-deductible expenses and non-taxable income	1,333	(2)%
Research and development expenses additional deduction	(2,954)	4%
Effect of preferential tax rate	2,720	(4)%
Change in valuation allowance	5,512	(8)%
Prior year return-to-provision true up	405	(1)%
Foreign tax effect:
United Kingdom
Tax rate differential	1,038	(2)%
Change in valuation allowance	2,979	(4)%
Non-deductible expenses	296	—%
Cayman Islands
Tax rate differential	3,425	(5)%
Singapore
Tax rate differential	875	(1)%
Non-taxable income	(669)	1%
Change in valuation allowance	1,881	(3)%
Hong Kong
Tax rate differential	614	(1)%
Change in valuation allowance	877	(1)%
Non-deductible expenses	408	(1)%
Other tax jurisdictions	(572)	1%
Total	1,244	(2)%
Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rates for the years ended December 31, 2023, and 2024 are as follows:

	Year ended December 31,
	2023	2024
Computed expected income tax benefit	25%	25%
Effect of preferential tax rate	(4)%	(7)%
Effect of different tax jurisdiction	(2)%	(4)%
Change in tax rate	(18)%	(4)%
Prior year return-to-provision true up	2%	—%
Non-deductible expenses and non-taxable income	(4)%	(1)%
Research and development expenses additional deduction	6%	5%
Change in valuation allowance	(5)%	(14)%
Actual income tax expense	—%	—%
According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the years from 2020 to 2025 are open to examination by the PRC tax authorities.
(c)Deferred taxes
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Inventories	435	539
Allowance for doubtful accounts	521	273
Intangible assets	17,224	18,477
Plant, property and equipment	291	263
Contract cost assets	202	15
Accrued product warranties	3,271	3,906
Accrued salaries and benefits	641	442
Accounts payable, accrued expenses and other liabilities	10,471	11,353
Donation	20	21
Government grants	3,456	5,297
Unrealized investment loss of equity method investments	174	—
Operating lease liabilities	1,544	685
Net operating loss carryforwards	69,314	84,889
Total deferred tax assets	107,564	126,160
Less: valuation allowance	(102,576)	(119,072)
Deferred tax assets, net of valuation allowance	4,988	7,088

Deferred tax liabilities:
Operating lease right-of-use assets	(1,640)	(825)
Depreciation of plant, property, and equipment	(1,183)	(3,031)
Unrealized investment gain of equity method investments	—	(966)
Intangible assets	(4,221)	(3,955)
Total deferred tax liabilities	(7,044)	(8,777)
Net deferred tax liabilities	(2,056)	(1,689)
Analyzed as:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets	14	11
Deferred tax liabilities	(2,070)	(1,700)
Net deferred tax liabilities	(2,056)	(1,689)
The following table presents the movement of the valuation allowance for the deferred tax assets:

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Balance as of January 1,	77,874	81,830	102,576
Increase during the year	6,418	23,648	10,915
Foreign currency translation adjustments	(2,462)	(2,902)	5,581
Balance as of December 31	81,830	102,576	119,072
Deferred tax assets are included in other non-current assets – third parties on consolidated balance sheets.
Net operating loss carryforwards of the Company’s subsidiaries in jurisdictions other than the PRC do not expire. As of December 31, 2024 and 2025, the balance of net operating loss carryforwards of the Company’s subsidiaries in jurisdictions other than the PRC amounted to US$85,405 and US$117,246, respectively.
As of December 31, 2025, the net operating loss carryforwards by the PRC companies will expire during the period from year 2026 to year 2035, if unused by the following year-end:

Year ending December 31,	Amount
US$
2026	5,428
2027	14,698
2028	4,246
2029	4,024
2030	3,439
2031	93
2032	102,601
2033	67,322
2034	125,973
2035	61,155
Total	388,979
The recoverability of these net operating loss carryforwards is evaluated by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent the Company does not consider it more-likely-than-not that a deferred tax asset will be recovered, a valuation allowance is generally established. To the extent that a valuation allowance was established, and it is subsequently determined that it is more-likely-than-not that the deferred tax assets will be recovered, the change in the valuation allowance is recognized in income tax (expense)/benefit on the consolidated statements of comprehensive loss.
As of December 31, 2025, the valuation allowances were related to the deferred income tax assets of subsidiaries of the Company which were in loss position. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.
(d)    Income taxes paid
The amounts of cash income taxes paid by the Company during the year ended December 31, 2025 are as follows:

Year ended December 31, 2025
US$
Mainland PRC	1,105
Hong Kong	942
Sweden	1,068
Other foreign jurisdictions	103
Income taxes, net of amounts refunded	3,218